Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Current Assets
Cash and cash equivalents	$ 17,159,764	$ 22,110,278
Trade and other receivables	417,420	662,896
Inventories	839,968	326,578
Financial assets	1,834,034
Other current assets	158,151	572,400
Total Current Assets	20,409,337	23,672,152
Non-Current Assets
Investments accounted for using the equity method	159,066
Property, plant and equipment	200,133	226,736
Inventories	1,219,646	956,936
Total Non-Current Assets	1,578,845	1,183,672
TOTAL ASSETS	21,988,182	24,855,824
Current Liabilities
Trade and other payables	1,192,769	1,160,893
Provision for sales returns		95,931
Employee benefit obligations	289,408	211,776
Deferred income	698,195
Other current liabilities	38,767	34,376
Total Current Liabilities	2,219,139	1,502,976
Non-Current Liabilities
Employee benefit obligations	1,882	36
Other non-current liabilities	150,325	175,411
Total Non-Current Liabilities	152,207	175,447
TOTAL LIABILITIES	2,371,346	1,678,423
NET ASSETS	19,616,836	23,177,401
EQUITY
Issued capital	88,436,263	88,436,263
Reserves	3,235,969	3,166,419
Accumulated losses	(72,055,396)	(68,425,281)
TOTAL EQUITY	$ 19,616,836	$ 23,177,401